Note 8 - Mine Holding Costs - Mine Holding Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Mine holding costs	$ 21,583	$ 7,579
Del Toro [member]
Statement Line Items [Line Items]
Mine holding costs	7,999
La Parrilla [member]
Statement Line Items [Line Items]
Mine holding costs	5,563	5,010
San Martin [member]
Statement Line Items [Line Items]
Mine holding costs	5,265
La Guitarra [member]
Statement Line Items [Line Items]
Mine holding costs	$ 2,757	$ 2,569